UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

     Quarterly Holdings Report for
Fidelity® Advisor Aggressive Growth Fund
 Class A

Class T
 Class B
 Class C

Institutional Class

August 31, 2005

1.805754.101 AAG QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 97.2%

		Shares	Value

CONSUMER DISCRETIONARY – 13.7%
Hotels, Restaurants & Leisure 2.0%
Penn National Gaming, Inc. (a)		11,967	$407,835
Station Casinos, Inc.		5,900	394,238
			802,073
Household Durables – 3.8%
D.R. Horton, Inc.		4,000	147,680
Fortune Brands, Inc.		9,300	808,914
Toll Brothers, Inc. (a)		12,400	595,820
			1,552,414
Media – 2.2%
Getty Images, Inc. (a)		5,380	460,474
XM Satellite Radio Holdings, Inc. Class A (a)		12,800	451,200
			911,674
Specialty Retail – 5.7%
Abercrombie & Fitch Co. Class A		8,100	450,441
American Eagle Outfitters, Inc.		14,300	409,409
Chico’s FAS, Inc. (a)		12,040	417,908
Tiffany & Co., Inc.		17,700	662,334
Urban Outfitters, Inc. (a)		7,000	389,620
			2,329,712

TOTAL CONSUMER DISCRETIONARY			5,595,873

CONSUMER STAPLES 2.4%
Food & Staples Retailing – 1.9%
Whole Foods Market, Inc.		6,210	802,705
Food Products 0.5%
Delta & Pine Land Co.		7,900	202,477

TOTAL CONSUMER STAPLES			1,005,182

ENERGY 12.0%
Energy Equipment & Services – 4.1%
Baker Hughes, Inc.		7,800	458,250
Halliburton Co.		7,400	458,578
Smith International, Inc.		9,260	321,692
Weatherford International Ltd. (a)		6,530	442,146
			1,680,666
Oil, Gas & Consumable Fuels – 7.9%
Arch Coal, Inc.		8,300	532,860

Quarterly Report	2

Common Stocks continued
		Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EOG Resources, Inc.		13,500	$861,705
Peabody Energy Corp.		9,600	688,032
Range Resources Corp.		14,500	505,035
Valero Energy Corp.		5,900	628,350
			3,215,982

TOTAL ENERGY			4,896,648

FINANCIALS – 0.2%
Diversified Financial Services – 0.1%
Indiabulls Financial Services Ltd. GDR (d)		11,268	56,098
Real Estate 0.1%
Sinochem Hong Kong Holding Ltd. (a)		203,800	39,336

TOTAL FINANCIALS			95,434

HEALTH CARE – 24.6%
Biotechnology – 5.9%
Alnylam Pharmaceuticals, Inc. (a)		2,200	20,900
Celgene Corp. (a)		12,140	609,428
Gilead Sciences, Inc. (a)		9,500	408,500
Invitrogen Corp. (a)		5,000	423,650
MedImmune, Inc. (a)		15,010	449,249
Protein Design Labs, Inc. (a)		18,070	483,192
			2,394,919
Health Care Equipment & Supplies – 10.9%
Alcon, Inc.		3,700	436,785
American Medical Systems Holdings, Inc. (a)		19,300	395,650
Cyberonics, Inc. (a)		18,500	708,180
INAMED Corp. (a)		5,600	406,000
Integra LifeSciences Holdings Corp. (a)		13,200	456,456
Kyphon, Inc. (a)		11,900	527,051
Mentor Corp.		7,700	405,020
NeuroMetrix, Inc. (a)		6,306	175,622
NuVasive, Inc. (a)		12,100	230,142
ResMed, Inc. (a)		5,800	419,572
Ventana Medical Systems, Inc. (a)		7,400	299,626
			4,460,104
Health Care Providers & Services – 4.3%
Covance, Inc. (a)		8,500	444,550

	3		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – continued
Henry Schein, Inc. (a)		10,000	$416,900
Humana, Inc. (a)		9,950	479,192
Sierra Health Services, Inc. (a)		5,900	397,070
			1,737,712
Pharmaceuticals – 3.5%
Allergan, Inc.		4,600	423,430
Medicis Pharmaceutical Corp. Class A		13,300	452,333
Sepracor, Inc. (a)		11,050	554,710
			1,430,473

TOTAL HEALTH CARE			10,023,208

INDUSTRIALS – 10.2%
Aerospace & Defense – 1.8%
Precision Castparts Corp.		3,000	290,040
Rockwell Collins, Inc.		8,900	428,357
			718,397
Air Freight & Logistics – 3.4%
C.H. Robinson Worldwide, Inc.		8,300	512,525
Expeditors International of Washington, Inc.		7,900	438,529
UTI Worldwide, Inc.		5,881	443,780
			1,394,834
Commercial Services & Supplies – 1.0%
Stericycle, Inc. (a)		6,670	387,727
Construction & Engineering – 0.2%
Quanta Services, Inc. (a)		7,900	94,800
Electrical Equipment – 2.7%
AMETEK, Inc.		11,500	463,335
Rockwell Automation, Inc.		12,200	634,888
			1,098,223
Trading Companies & Distributors – 1.1%
MSC Industrial Direct Co., Inc. Class A		13,100	458,500

TOTAL INDUSTRIALS			4,152,481

INFORMATION TECHNOLOGY – 24.7%
Communications Equipment – 5.0%
ADC Telecommunications, Inc. (a)		19,800	414,612
Corning, Inc. (a)		39,370	785,825

Quarterly Report	4

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Ixia (a)	23,196	$416,600
Juniper Networks, Inc. (a)	18,300	416,142
		2,033,179
Electronic Equipment & Instruments – 0.2%
Trimble Navigation Ltd. (a)	2,700	98,604
Internet Software & Services – 2.5%
Google, Inc. Class A (sub. vtg.)	2,100	600,600
Yahoo!, Inc. (a)	12,000	400,080
		1,000,680
IT Services – 0.1%
Cognizant Technology Solutions Corp. Class A (a)	1,329	60,509
Semiconductors & Semiconductor Equipment – 11.7%
Altera Corp. (a)	19,500	426,465
ARM Holdings PLC sponsored ADR	58,000	365,980
ASML Holding NV (NY Shares) (a)	24,800	419,120
Intersil Corp. Class A	21,300	447,300
KLA Tencor Corp.	8,600	436,536
Microchip Technology, Inc.	19,970	621,466
National Semiconductor Corp.	18,700	466,191
NVIDIA Corp. (a)	42,079	1,290,986
PMC-Sierra, Inc. (a)	33,230	281,790
		4,755,834
Software 5.2%
Activision, Inc. (a)	20,608	460,589
Citrix Systems, Inc. (a)	18,170	432,446
Cognos, Inc. (a)	11,100	399,003
Hyperion Solutions Corp. (a)	9,532	413,403
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	12,500	415,750
		2,121,191

TOTAL INFORMATION TECHNOLOGY		10,069,997

MATERIALS 9.4%
Chemicals – 7.5%
Agrium, Inc.	29,700	640,512
Ashland, Inc.	6,700	407,293
Monsanto Co.	15,800	1,008,672
Potash Corp. of Saskatchewan	9,200	1,009,865
		3,066,342

5		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value
MATERIALS – continued
Construction Materials 1.9%
Florida Rock Industries, Inc.	8,800	$ 498,080
Martin Marietta Materials, Inc.	3,800	274,816
		772,896
TOTAL MATERIALS		3,839,238
TOTAL COMMON STOCKS
(Cost $36,596,996)		39,678,061
Money Market Funds 2.3%
Fidelity Cash Central Fund, 3.6% (b)	514,967	514,967
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	417,850	417,850
TOTAL MONEY MARKET FUNDS
(Cost $932,817)		932,817
TOTAL INVESTMENT PORTFOLIO – 99.5%
(Cost $37,529,813)		40,610,878
NET OTHER ASSETS – 0.5%		188,044
NET ASSETS 100%		$40,798,922

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $56,098 or 0.1% of net assets.

Quarterly Report

6

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $37,534,895. Net unrealized
appreciation aggregated $3,075,983, of
which $4,221,524 related to appreciated
investment securities and $1,145,541
related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005